First Investors Life Insurance Company

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95 Wall Street
New York, NY 10005

May 4, 2007

Securities and Exchange Commission
100 F Street, N .E .
Washington, D.C. 20549

Re :

First Investors Life Separate Account E ("Registrant")
File Nos. 333-123756 and 811-2174 2

Commissioners :

On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), that :

(1)

The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 2 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

(2)

The text of Post-Effective Amendment No. 2 as was filed electronically with the Commission.

Very truly yours ,

/s/ Joanne McIntosh

Joanne McIntosh
Senior Counsel
212 858-8265